Form N-1A Supplement	Jan. 16, 2026
Tweedy, Browne Insider + Value ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND TRUST

Tweedy, Browne Insider + Value ETF

(the “Fund”)

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Supplement dated January 16, 2026 to the Prospectus and Statement of Additional Information (“SAI”) each dated December 31, 2025

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This supplement serves as notification of the following change:

At a recent meeting of the Board of Trustees (the “Board”) of The RBB Fund Trust, the Board approved certain changes as described below:

1.       New Expense Limitation Agreement for the Fund

Effective immediately, Tweedy, Browne Company LLC, the investment adviser to the Fund, has contractually agreed to reimburse expenses in order to limit Total Annual Fund Operating Expenses (including acquired fund fees and expenses, but excluding interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) to 0.80% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board. All references in the Fund’s Prospectus and SAI are revised accordingly.

In addition, the “Fees and Expenses” table and “Example” in the section of the Prospectus entitled “SUMMARY SECTION – Tweedy, Browne Insider + Value ETF” of the Prospectus are hereby deleted and replaced with the following: